Summary of Significant Accounting Policies (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Accounting Standards Update and Change in Accounting Principle	Upon adoption of ASU 2016-13 on January 1, 2020, the Company recorded an additional allowance for credit losses for our outstanding loans and unfunded loan commitments of $7.8 million, or $0.18 per share, which was 0.27% of the aggregate commitment amount of the Company’s loan portfolio at December 31, 2019.

	Pre-adoption	Transition Adjustment	Post-adjustment
Assets
Commercial mortgage loans, held for investment, net of allowance	$2,762,042	$(7,211)	$2,754,831
Liabilities
Accounts payable and accrued expenses (1)	10,925	(550)	10,375
Equity
Accumulated deficit	$(85,968)	$(7,761)	$(93,729)

(1)	Includes allowance associated with unfunded loan commitment.